Apr. 29, 2026
Emerging Markets Portfolio | Emerging Markets Portfolio
Investment Goal
This Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.80%	0.80%
Service Fee	0.20%	N/A
Other Expenses	0.10%	0.10%
Total Annual Fund Operating Expenses	1.10%	0.90%
Less Fee Waiver1	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses after Fee Waiver	1.07%	0.87%

1
The investment adviser has agreed to waive 0.03% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$109	$347	$603	$1,338
Class P	$89	$284	$496	$1,105

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$109	$347	$603	$1,338
Class P	$89	$284	$496	$1,105

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 226% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in securities (including American Depositary Receipts (“ADRs”)) of companies whose principal activities are conducted in countries that are generally regarded as emerging market countries.
Companies whose principal activities are conducted in emerging market countries include issuers deemed to be economically tied to an emerging market country. The term “emerging markets” in the Fund’s name refers to those countries that are included in the MSCI Emerging Markets Index, an index that is designed to measure equity market performance of securities in emerging markets, and countries that are classified as an emerging market by MSCI, the World Bank, the International Finance Corporation or the United Nations and its agencies. Emerging market countries are typically less developed economically than industrialized countries and may offer high growth potential as well as considerable investment risk.
The Fund principally invests in common stock and other equity securities. The Fund may invest in companies of all market capitalization sizes as well as both growth and value stocks. The Fund may invest a relatively high percentage of its assets in securities of issuers in a single country, such as China, a small number of countries, or a particular geographic region. However, under normal market conditions, the Fund generally expects to maintain investments in at least six emerging market countries.
The sub-adviser considers the broad market sectors of investments in its management of the Fund. As of December 31, 2025, a significant portion of the Fund was represented by securities of companies in the Technology sector.
The sub-adviser uses both a bottom-up stock selection strategy and a top-down country selection strategy to manage the investments of the Fund.
The sub-adviser uses a quantitative style of management which utilizes proprietary models and market data and research, in combination with a qualitative overlay which incorporates the sub-adviser’s judgment and other non-quantifiable information into the investment process. The sub-adviser’s style of management overall emphasizes fundamentally-based stock and country selection, portfolio construction and implementation. The Fund’s investments are selected by the sub-adviser using fundamental research and a variety of quantitative techniques based on certain investment themes, including Fundamental Mispricings, High Quality Business Models, Sentiment Analysis and Market Themes & Trends, as follows:
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Fundamental Mispricings seeks to identify high-quality businesses trading at a fair price, which the sub-adviser believes leads to strong performance over the long run.

•
High Quality Business Models seeks to identify companies that are generating high-quality revenues with sustainable business models and aligned management incentives.

•
Sentiment Analysis seeks to identify stocks experiencing improvements in their overall market sentiment.

•
Market Themes and Trends seeks to identify companies positively positioned to benefit from themes and trends in the market and macroeconomic environment.

As part of the sub-adviser’s investment selection process, the sub-adviser utilizes proprietary models that assess a wide range of indicators. No one indicator, risk or consideration is determinative in the investment selection process. The sub-adviser may make investment decisions that deviate from those generated by the sub-adviser’s proprietary models, at the discretion of the sub-adviser. In addition, the sub-adviser may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques based on the sub-adviser’s proprietary research.
The Fund may lend its portfolio holdings to certain financial institutions.

Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based emerging markets equity market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Goldman Sachs Asset Management, L.P. began managing the Fund on May 1, 2025. Other firms managed the Fund before that date.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q4 2020: 19.25%; Q1 2020: (23.58%)
Average Annual Total Returns (For the periods ended December 31, 2025)
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted April 1, 1996)	33.37%	(0.39%)	6.18%
Class P (incepted May 2, 2011)	33.63%	(0.19%)	6.39%
MSCI Emerging Markets Index (reflects no deductions for Fees, expenses, or taxes)	33.57%	4.20%	8.42%